Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary share	Additional paid-in capital	Retained earnings	Total
Balance at Mar. 31, 2024		$ 150,000	$ 652,637	$ 1,173,359	$ 1,975,996
Balance (in Shares) at Mar. 31, 2024	[1]	24,000,000
Net loss for the period				31,493	31,493
Balance at Sep. 30, 2024		$ 150,000	652,637	1,204,852	2,007,489
Balance (in Shares) at Sep. 30, 2024		24,000,000
Balance at Mar. 31, 2025		$ 150,000	652,637	942,844	$ 1,745,481
Balance (in Shares) at Mar. 31, 2025		24,000,000			25,650,000
Issuance of ordinary shares through public offering, net		$ 10,313	2,591,878		$ 2,602,191
Issuance of ordinary shares through public offering, net (in Shares)		1,650,000
Net loss for the period				(134,678)	(134,678)
Balance at Sep. 30, 2025		$ 160,313	$ 3,244,515	$ 808,166	$ 4,212,994
Balance (in Shares) at Sep. 30, 2025		25,650,000			25,650,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.